ACQUISITION OF REVERA INC. (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of allocation of total consideration to ReVera's tangible and intangible assets and liabilities based on their estimated fair values as of the acquisition date and allocated the remaining amount to goodwill
The allocation is as follows:

Cash and cash equivalents	$1,158
Net assets excluding cash and cash equivalents	7,991
Deferred tax current assets	563
Deferred tax long-term assets	3,753
Intangible assets	22,929
Goodwill	20,114
Deferred revenues, net	(1,409)
Deferred tax current liabilities	(2,122)
Deferred tax long-term liabilities	(6,477)
Total purchases price	$46,500

Schedule of valuation of intangible assets
The valuation of intangible assets were as follows:

	As of December 31,
	2 0 1 6	2 0 1 5
Original amount:
Technology	$12,305	$12,305
Customer relationships	5,191	5,191
Backlog	3,506	3,506
IPR&D	1,927	1,927
	22,929	22,929

Accumulated amortization:
Technology	3,076	1,318
Customer relationships	986	199
Backlog	3,506	3,506
IPR&D	-	-
	7,568	5,023
Net book value	$15,361	$17,906

Schedule of expected annual amortization expenses	Annual amortization expenses are expected as follows:
Year ending December 31,
2017	$2,561
2018	2,614
2019	2,625
2020	2,503
2021 and thereafter	5,058
$15,361